Derivative Instruments - Additional Information (Detail) - Interest rate swaps - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Designated as Hedging Instrument
Derivative [Line Items]
Estimated amount to be reclassified from AOCI to interest expense	$ 55,087
Not designated as hedges
Derivative [Line Items]
Total notional amount		$ 508,250
Accrued interest		$ 14,552